INTANGIBLE ASSETS (Tables)	6 Months Ended
Oct. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of amortization for intangible assets with finite lives [Table Text Block]
(in thousands)	Internally Generated Development Costs $	Intellectual Property $	Proprietary Processes $	Certifications $	Customer List $	Total $
Cost:
Balance, April 30, 2022	33	31,914	7,359	126	180	39,612
Foreign exchange	-	3,229	744	13	18	4,004
Balance, April 30, 2023	33	35,143	8,103	139	198	43,616
Foreign exchange	-	(455)	(105)	(2)	(2)	(564)
Balance, October 31, 2023	33	34,688	7,998	137	196	43,052

Accumulated Amortization:
Balance, April 30, 2022	8	1,693	5,491	-	30	7,222
Amortization	7	2,710	1,477	128	92	4,414
Foreign exchange	(1)	372	665	9	10	1,055
Balance, April 30, 2023	14	4,775	7,633	137	132	12,691
Amortization	4	1,330	174	3	48	1,559
Foreign exchange	-	(50)	(97)	(3)	(1)	(151)
Balance, October 31, 2023	18	6,055	7,710	137	179	14,099

Net Book Value:
April 30, 2023	19	30,368	470	2	66	30,925
October 31, 2023	15	28,633	288	-	17	28,953